SHARE-BASED COMPENSATION - Restricted Stock Units - Summary of RSUs activity (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Shares
Granted | shares	395,751
Vested | shares	(240,000)
Non-vested at December 31, 2025 | shares	155,751
Weighted Average Grant Date Fair Value per share
Granted | $ / shares	$ 47.8
Vested | $ / shares	36.28
Non-vested at December 31, 2025 | $ / shares	$ 65.54
Weighted Average Remaining Recognition Period (Years)	1 year 7 months 13 days